Deferred Tax Assets and Liabilities - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences where deferred tax assets were not recognized	¥ 12,536	¥ 6,885
Tax losses where deferred tax assets were not recognized	16,490	8,713
Deferred tax assets	29,654	33,343
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	3,130	1,716
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	¥ 3,346	¥ 2,079